Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2012
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDAX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDBX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDCX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDIX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDDX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDEX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDFX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDGX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDHX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLAX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLBX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLCX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLIX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLJX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLKX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLLX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLMX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLNX